BORROWING - Reconciliation of liabilities arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Borrowing
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 115,216	$ 83,620	$ 81,386
Principal and interest payments (includes credits)		(7,507)	(9,701)
Decreases during the year	(115,216)
Interest expense		39,103	11,935
Ending balance		115,216	83,620
Payable in respect of intangible assets purchase
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	11,157	20,480	24,746
Principal and interest payments (includes credits)	(6,555)	(11,123)	(8,500)
Decreases during the year	(4,602)
Interest expense		1,800	4,234
Ending balance		11,157	20,480
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	7,475	4,192	5,517
Principal and interest payments (includes credits)	(1,529)	(2,010)	(2,107)
Addition during the year	270	5,003	385
Decreases during the year	(5,413)
Interest expense	367	430	355
Foreign exchange movement	3	(140)	42
Ending balance	$ 1,173	$ 7,475	$ 4,192